Income taxes (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible		0.15%	0.39%
Income not subject to tax
Effective tax rate	25.00%	25.15%	25.39%